Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—52.5%
		Federal Home Loan Mortgage Corporation—24.2%
$ 65,390		Series 242, Class F29, 4.703% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	$ 64,497
47,779		Series 244, Class F22, 4.803% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	47,276
112,572		Series 244, Class F30, 4.753% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	111,277
17,387		Series 2111, Class MA, 4.953% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	17,393
17,765		Series 2111, Class MB, 4.953% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	17,771
18,143		Series 2111, Class MC, 4.953% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	18,150
22,344		Series 2286, Class FA, 4.853% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	22,320
53,019		Series 2296, Class FC, 4.953% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	53,009
96,087		Series 2326, Class FJ, 5.403% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	96,677
162,519		Series 2344, Class FP, 5.403% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	163,561
66,927		Series 2367, Class FG, 5.073% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	67,060
26,899		Series 2380, Class FI, 5.053% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	26,941
134,028		Series 2380, Class FL, 5.053% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	134,192
89,348		Series 2386, Class FE, 5.153% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	89,680
36,324		Series 2389, Class FI, 5.203% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	36,498
10,543		Series 2395, Class FT, 4.903% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	10,538
8,624		Series 2396, Class FL, 5.053% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	8,633
111,658		Series 2412, Class OF, 5.403% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	112,408
33,606		Series 2418, Class FO, 5.353% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	33,705
33,538		Series 2451, Class FC, 5.453% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	33,785
3,323		Series 2452, Class FG, 5.003% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	3,329
52,238		Series 2460, Class FE, 5.453% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	52,661
8,181		Series 2470, Class FI, 4.853% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	8,179
34,000		Series 2470, Class FW, 5.453% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	34,251
32,554		Series 2470, Class FX, 5.453% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	32,794
52,473		Series 2470, Class GF, 5.453% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	52,897
29,813		Series 2471, Class FS, 4.953% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	29,797
138,830		Series 2475, Class FL, 5.453% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	139,935
92,553		Series 2476, Class FC, 5.453% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	93,290
49,214		Series 2477, Class FD, 4.853% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	49,147
28,819		Series 2479, Class FA, 4.853% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	28,806
24,974		Series 2481, Class FC, 5.453% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	25,158
46,091		Series 2493, Class F, 4.853% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	46,050
16,546		Series 2495, Class F, 4.853% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	16,542
54,301		Series 2498, Class HF, 5.453% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	54,740
31,643		Series 2504, Class FP, 4.953% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	31,625
83,216		Series 2526, Class FC, 4.853% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	83,100
75,545		Series 2530, Class FK, 4.853% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	75,422
157,274		Series 2551, Class FD, 4.853% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	156,816
27,725		Series 2610, Class FD, 4.953% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	27,657
495,636		Series 2631, Class FC, 4.853% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	493,395
105,107		Series 2671, Class F, 4.903% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	104,728
146,654		Series 2684, Class FV, 5.353% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	147,792
677,311		Series 2750, Class FG, 4.853% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	674,248
1,741,813		Series 2750, Class FH, 4.953% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,739,352
20,801		Series 2796, Class FD, 4.803% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	20,794

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 197,048		Series 2812, Class LF, 4.853% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	$ 196,870
203,157		Series 3036, Class NF, 4.753% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	200,954
42,668		Series 3085, Class FW, 5.153% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	42,894
298,615		Series 3085, Class VF, 4.773% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	295,918
317,399		Series 3184, Class JF, 4.853% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	314,842
286,753		Series 3191, Class FE, 4.853% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	284,116
25,399		Series 3300, Class FA, 4.753% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	25,122
25,489		Series 3325, Class NF, 4.753% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	25,211
330,802		Series 3380, Class FP, 4.803% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	327,350
260,164		Series 3542, Class NF, 5.203% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	260,972
1,388,758		Series 4689, Class FD, 4.803% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,351,973
972,394		Series 4821, Class FL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	946,028
13,938,771		Series 4915, Class FD, 4.916% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	13,703,554
2,758,407		Series 4925, Class FH, 4.866% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,717,670
15,099,839		Series 4931, Class FJ, 4.916% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	14,734,889
2,315,650		Series 4936, Class PF, 4.966% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,257,689
6,612,558		Series 4965, Class KF, 5.116% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,489,685
28,052,435		Series 5323 FA, Class FA, 5.002% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	27,723,529
21,538,170		Series 5428, Class FC, 5.552% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	21,502,447
18,608,462		Series 5452, Class JF, 5.652% (30-DAY AVERAGE SOFR +1.300%), 9/25/2054	18,607,861
19,657,463		Series 5458, Class PF, 5.352% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	19,615,842
23,151,905		Series 5478, Class FL, 5.252% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	23,158,557
3,865,790		Series KF73, Class AS, 5.000% (30-DAY AVERAGE SOFR +0.670%), 11/25/2029	3,864,341
12,526,479		Series KF76, Class AS, 4.940% (30-DAY AVERAGE SOFR +0.610%), 1/25/2030	12,489,478
1,269,204		Series KF85, Class AL, 4.738% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,267,584
3,543,501		Series KF87, Class AL, 4.788% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,537,113
5,549,037		Series KF88, Class AL, 4.768% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	5,537,793
28,686,762		Series KF146, Class AS, 5.204% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	28,741,812
26,000,000		Series KF147, Class AS, 5.204% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,082,311
23,129,930		Series KF148, Class AS, 5.164% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,314,632
20,115,326		Series KF149, Class AS, 4.964% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	20,098,125
35,522,539		Series KF150, Class AS, 4.884% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	35,488,202
34,776,468		Series KF151, Class AS, 4.834% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	34,743,569
42,918,387		Series KF157, Class AS, 4.984% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	43,216,481
		TOTAL	398,553,290
		Federal National Mortgage Association—7.4%
5,403		Series 1998-22, Class FA, 4.853% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	5,397
11,964		Series 2000-34, Class F, 4.916% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	11,926
4,799		Series 2000-37, Class FA, 4.966% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	4,789
7,431		Series 2001-34, Class FL, 4.966% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	7,435
20,554		Series 2001-46, Class F, 4.853% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	20,549
63,297		Series 2001-53, Class FX, 4.816% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	63,004
106,313		Series 2001-56, Class FG, 4.966% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	106,384
41,822		Series 2001-68, Class FD, 4.966% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	41,822
32,118		Series 2002-4, Class FJ, 4.916% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	32,105
77,050		Series 2002-8, Class FA, 5.203% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	77,444
57,022		Series 2002-9, Class FH, 4.966% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	57,071
92,734		Series 2002-17, Class JF, 5.466% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	93,495
98,889		Series 2002-34, Class FC, 5.453% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	99,652
60,703		Series 2002-37, Class F, 5.266% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	60,896
3,506		Series 2002-39, Class FB, 5.003% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	3,511

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 19,888		Series 2002-41, Class F, 5.016% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	$ 19,900
278,094		Series 2002-47, Class NF, 5.466% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	280,419
46,823		Series 2002-52, Class FD, 4.966% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	46,863
53,874		Series 2002-53, Class FG, 5.566% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	54,453
206,636		Series 2002-58, Class FD, 5.066% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	206,756
66,581		Series 2002-64, Class FJ, 5.466% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	67,128
8,208		Series 2002-74, Class FV, 4.916% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	8,209
40,763		Series 2002-75, Class FD, 5.453% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	41,101
99,311		Series 2002-77, Class FH, 4.853% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	99,163
25,156		Series 2002-82, Class FB, 4.966% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	25,111
104,081		Series 2002-82, Class FC, 5.466% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	104,961
1,195		Series 2002-82, Class FG, 4.916% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	1,195
220,848		Series 2002-89, Class F, 4.766% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	219,640
41,630		Series 2002-90, Class FH, 4.966% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	41,613
379,372		Series 2002-93, Class FJ, 5.016% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	379,068
43,126		Series 2003-2, Class FA, 4.966% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	43,048
35,315		Series 2003-14, Class FT, 4.966% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	35,247
76,225		Series 2003-19, Class FY, 4.866% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	76,007
60,938		Series 2003-21, Class TF, 4.916% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	60,735
160,281		Series 2003-66, Class FA, 4.816% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	159,157
161,567		Series 2003-79, Class FC, 4.916% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	160,872
83,214		Series 2003-102, Class FT, 4.866% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	83,085
210,947		Series 2003-107, Class FD, 4.966% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	210,401
509,864		Series 2003-116, Class HF, 5.016% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	509,131
158,981		Series 2003-121, Class FD, 4.866% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	158,298
163,251		Series 2004-2, Class FW, 4.866% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	163,154
348,814		Series 2004-17, Class FT, 4.866% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	346,955
178,125		Series 2004-49, Class FN, 4.866% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	177,866
411,975		Series 2004-49, Class FQ, 4.916% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	411,909
485,964		Series 2004-51, Class FY, 4.846% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	483,395
247,409		Series 2004-53, Class FC, 4.916% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	246,320
143,825		Series 2004-64, Class FW, 4.916% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	143,857
240,343		Series 2005-104, Class FA, 4.866% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	238,631
961,510		Series 2006-75, Class FP, 4.766% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	949,701
198,445		Series 2006-79, Class DF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	196,979
289,577		Series 2006-81, Class FA, 4.816% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	286,639
649,334		Series 2006-90, Class FE, 4.916% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	647,186
339,220		Series 2006-98, Class FB, 4.776% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	335,895
1,048,724		Series 2006-W1, Class 2AF1, 4.686% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,038,614
339,022		Series 2008-52, Class FD, 4.816% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	336,140
111,159		Series 2009-57, Class NF, 5.066% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	111,211
62,715		Series 2009-63, Class FB, 4.966% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	62,522
2,429,358		Series 2010-136, Class F, 4.966% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,404,813
4,327,845		Series 2012-116, Class FA, 4.766% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	4,253,873
5,850,161		Series 2013-130, Class FB, 4.916% (30-DAY AVERAGE SOFR +0.564%), 1/25/2044	5,782,321
3,163,307		Series 2018-31, Class FD, 4.766% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,066,727
9,422,472		Series 2018-70, Class HF, 4.816% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	9,235,652
4,636,637		Series 2018-95, Class FB, 4.866% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,536,970
17,418,457		Series 2019-41, Class FD, 4.966% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	17,168,470
6,594,264		Series 2019-81, Class FJ, 4.966% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	6,475,690
14,037,364		Series 2023-42, Class FB, 4.816% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	13,766,348

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 8,583,553		Series 2023-42, Class FC, 4.896% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	$ 8,445,113
9,507,166		Series 2023-42, Class FD, 4.866% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	9,263,991
9,040,971		Series 2024-15, Class FA, 5.551% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	9,027,799
19,362,100		Series 2024-60, Class PF, 5.351% (30-DAY AVERAGE SOFR +1.000%), 11/25/2053	19,318,343
		TOTAL	122,700,125
		Government National Mortgage Association—20.9%
78,244		Series 2004-59, Class FV, 4.676% (CME Term SOFR 1 Month +0.364%), 10/20/2033	77,979
3,676,862		Series 2010-62, Class PF, 4.926% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,649,746
2,601,474		Series 2011-23, Class KF, 4.826% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,573,239
1,597,323		Series 2011-51, Class FA, 4.826% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,578,796
1,124,134		Series 2012-H15, Class FB, 4.940% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,122,531
366,367		Series 2012-H18, Class FA, 4.990% (CME Term SOFR 1 Month +0.664%), 8/20/2062	366,068
880,690		Series 2012-H18, Class S.A., 5.020% (CME Term SOFR 1 Month +0.694%), 8/20/2062	880,575
1,961,515		Series 2012-H24, Class FC, 4.840% (CME Term SOFR 1 Month +0.514%), 10/20/2062	1,955,809
1,482,147		Series 2012-H25, Class BF, 4.820% (CME Term SOFR 1 Month +0.494%), 9/20/2062	1,478,645
1,103,437		Series 2012-H29, Class BF, 4.780% (CME Term SOFR 1 Month +0.454%), 11/20/2062	1,100,436
1,930,022		Series 2012-H29, Class CF, 4.780% (CME Term SOFR 1 Month +0.454%), 2/20/2062	1,924,391
492,325		Series 2012-H30, Class S.A., 4.810% (CME Term SOFR 1 Month +0.484%), 12/20/2062	490,371
1,264,729		Series 2012-H31, Class FA, 4.790% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,261,688
6,303,572		Series 2016-147, Class AF, 4.826% (CME Term SOFR 1 Month +0.514%), 10/20/2046	6,172,244
7,168,447		Series 2017-H08, Class FC, 5.040% (CME Term SOFR 1 Month +0.714%), 3/20/2067	7,173,259
5,885,937		Series 2019-10, Class FC, 4.876% (CME Term SOFR 1 Month +0.564%), 1/20/2049	5,791,127
16,468,724		Series 2021-H06, Class JF, 5.845% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,701,827
8,782,320		Series 2021-H06, Class TF, 5.845% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,905,070
5,819,444		Series 2022-H06, Class FL, 4.795% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	5,814,773
16,578,176		Series 2023-13, Class JF, 4.995% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	16,508,095
13,629,039		Series 2023-84, Class JF, 5.245% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	13,611,565
38,644,506		Series 2023-112, Class FW, 5.395% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	38,680,515
34,761,381		Series 2023-H01, Class FB, 5.195% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	34,932,629
42,892,656		Series 2024-44, Class KF, 5.195% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	42,854,537
22,966,851		Series 2024-64, Class YF, 5.473% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	23,020,394
29,956,651		Series 2024-97, Class BF, 5.695% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	30,038,486
20,041,268		Series 2024-97, Class NF, 5.345% (30-DAY AVERAGE SOFR +1.000%), 6/20/2054	19,986,990
10,520,812		Series 2024-111, Class FM, 5.545% (30-DAY AVERAGE SOFR +1.200%), 7/20/2054	10,523,988
45,384,637		Series 2024-167, Class FE, 5.175% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	45,332,013
		TOTAL	344,507,786
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $867,516,749)	865,761,201
		MORTGAGE-BACKED SECURITIES—10.4%
		Federal Home Loan Mortgage Corporation—4.6%
14,201,580		5.000%, 2/1/2054	13,983,451
19,119,538		5.500%, 7/1/2053	19,197,882
13,851,581		6.000%, 9/1/2053	14,124,486
10,360,964		6.000%, 12/1/2053	10,558,621
18,190,048		6.000%, 3/1/2054	18,559,800
		TOTAL	76,424,240
		Federal National Mortgage Association—5.8%
1,172,617		3.500%, 9/1/2049	1,089,338
8,699,245		5.500%, 2/1/2038	8,854,946
15,365,628		5.500%, 4/1/2038	15,640,646
22,483,644		5.500%, 12/1/2053	22,575,773

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 11,546,849		5.500%, 7/1/2054	$ 11,586,946
18,821,774		6.000%, 1/1/2053	19,251,420
10,938,485		6.000%, 8/1/2053	11,160,833
5,435,232		6.500%, 5/1/2053	5,614,077
25,761		7.500%, 1/1/2032	27,019
22,765		7.500%, 8/1/2032	24,222
		TOTAL	95,825,220
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $171,030,002)	172,249,460
		U.S. TREASURIES—5.8%
		U.S. Treasury Bills—5.1%
4,500,000		United States Treasury Bill, 4.025%, 1/22/2026	4,340,655
7,500,000		United States Treasury Bill, 4.110%, 10/30/2025	7,299,299
5,000,000		United States Treasury Bill, 4.180%, 7/17/2025	4,920,952
6,000,000		United States Treasury Bill, 4.190%, 5/13/2025	5,950,385
6,000,000		United States Treasury Bill, 4.190%, 6/3/2025	5,935,645
5,000,000		United States Treasury Bill, 4.200%, 6/12/2025	4,941,279
6,500,000		United States Treasury Bill, 4.215%, 4/24/2025	6,460,356
17,000,000		United States Treasury Bill, 4.225%, 4/17/2025	16,909,995
5,000,000		United States Treasury Bill, 4.230%, 6/17/2025	4,938,212
5,000,000		United States Treasury Bill, 4.240%, 3/11/2025	4,995,273
9,250,000		United States Treasury Bill, 4.300%, 3/13/2025	9,239,080
2,500,000		United States Treasury Bill, 4.305%, 6/5/2025	2,472,682
5,000,000		United States Treasury Bill, 4.430%, 3/4/2025	4,999,412
1,000,000		United States Treasury Bill, 4.810%, 3/20/2025	998,003
		TOTAL	84,401,228
	[1]	U.S. Treasury Notes—0.7%
6,000,000		United States Treasury Floating Rate Notes, 4.364% (91-day T-Bill +0.125%), 3/4/2025	6,001,688
2,500,000		United States Treasury Floating Rate Notes, 4.408% (91-day T-Bill +0.169%), 3/4/2025	2,500,424
3,000,000		United States Treasury Floating Rate Notes, 4.409% (91-day T-Bill +0.170%), 3/4/2025	3,002,473
		TOTAL	11,504,585
		TOTAL U.S. TREASURIES (IDENTIFIED COST $95,866,719)	95,905,813
		GOVERNMENT AGENCIES—2.6%
		Federal Home Loan Bank System—0.7%
2,000,000		4.330%, 3/28/2025	1,994,100
5,000,000		4.370%, 2/6/2026	4,998,418
5,000,000		4.380%, 3/23/2026	4,998,192
		TOTAL	11,990,710
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.9%
5,000,000		4.370% (SOFR +0.010%), 6/11/2025	4,999,658
8,000,000		4.380% (SOFR +0.020%), 3/13/2025	7,999,882
10,000,000		4.380% (SOFR +0.020%), 4/9/2025	9,999,558
5,000,000		4.415% (SOFR +0.055%), 2/13/2026	4,998,768
2,000,000		4.520% (SOFR +0.160%), 7/21/2025	1,998,857
1,000,000		4.525% (SOFR +0.165%), 9/5/2025	1,000,939
		TOTAL	30,997,662
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $42,993,505)	42,988,372
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association ARM—0.0%
150,536		5.156%, 4/1/2033	148,657

Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 36,878		6.147%, 5/1/2040	$ 36,871
17,350		6.147%, 8/1/2040	17,338
5,184		6.465%, 2/1/2033	5,272
5,166		6.540%, 12/1/2032	5,248
231,242		7.123%, 8/1/2034	234,832
49,769		7.545%, 9/1/2035	51,013
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $504,902)	499,231
		REPURCHASE AGREEMENTS—28.8%
150,000,000		Interest in $1,200,000,000 joint repurchase agreement 4.37%, dated 2/28/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,200,437,000 on 3/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $1,224,000,000.	150,000,000
174,912,000		Interest in $415,000,000 joint repurchase agreement 4.37%, dated 2/28/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $415,151,129 on 3/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $423,454,152.	174,912,000
150,000,000		Interest in $750,000,000 joint repurchase agreement 4.37%, dated 2/28/2025 under which Bank of Montreal will repurchase securities provided as collateral for $750,273,125 on 3/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2072 and the market value of those underlying securities was $772,781,319.	150,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $474,912,000)	474,912,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,652,823,877)	1,652,316,077
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(1,504,546)
		NET ASSETS—100%	$1,650,811,531

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate